Equity and Other Comprehensive Income (Loss) - Summary of Changes in OCI by Components of Equity (Parenthetical) (Detail) - Translation reserves [member] - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Realized gains losses net from liquidated operations	kr 73	kr 59	kr (85)
Increase (decrease) through net exchange differences, goodwill	kr 4,393	kr (77)	kr 5,070